REVENUE FROM CONTRACTS WITH CUSTOMERS - Geographic breakdown of revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,236.3	$ 1,001.4	$ 2,708.8	$ 2,194.0
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	395.4	371.9	860.1	786.8
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	410.2	289.6	856.2	601.2
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	276.2	233.1	681.1	593.8
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 154.5	$ 106.8	$ 311.4	$ 212.2
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	22.70%	27.40%	22.50%	26.60%
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	31.70%	27.40%	30.10%	25.90%